Transamerica Bond

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 43.0%
Aerospace & Defense - 0.9%
Boeing Co.
5.93%, 05/01/2060	$ 3,526,000	$ 3,287,120
6.53%, 05/01/2034	4,060,000	4,285,468
6.86%, 05/01/2054	2,253,000	2,416,573
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (A)	2,343,000	2,464,609
General Electric Co.
4.50%, 03/11/2044	4,408,000	3,818,263
HEICO Corp.
5.35%, 08/01/2033	5,195,000	5,172,396
		21,444,429
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032 (B)	2,099,000	1,822,611
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,236,000	2,155,397
		3,978,008
Automobiles - 1.0%
BMW U.S. Capital LLC
2.80%, 04/11/2026 (A)	2,289,000	2,243,650
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	5,149,000	5,081,747
6.95%, 06/10/2026	5,075,000	5,181,936
General Motors Co.
6.25%, 10/02/2043	3,246,000	3,185,207
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	3,982,000	4,105,709
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,690,000	2,438,312
		22,236,561
Banks - 7.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	3,200,000	3,230,751
6.03%, 01/17/2035	1,400,000	1,428,712
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (C), 03/11/2032	3,576,000	3,097,750
Fixed until 01/24/2035, 5.51% (C), 01/24/2036	5,628,000	5,650,327
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	10,103,000	10,372,239
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (C), 07/21/2039	1,634,000	1,633,911
Barclays PLC
Fixed until 03/12/2054, 6.04% (C), 03/12/2055	916,000	923,023
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	8,185,000	8,324,271
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (C), 09/13/2034 (A)	4,265,000	4,038,601
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BNP Paribas SA
Fixed until 11/17/2027 (D), 9.25% (A)(B)(C)	$ 6,781,000	$ 7,262,553
BPCE SA
4.50%, 03/15/2025 (A)	5,823,000	5,817,735
Fixed until 01/14/2045, 6.92% (C), 01/14/2046 (A)	3,216,000	3,324,546
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031 (B)	3,464,000	3,479,764
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (C), 06/11/2035	2,610,000	2,596,151
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	2,078,000	2,115,607
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	6,703,000	5,696,019
Fixed until 01/28/2055, 5.73% (C), 01/28/2056	3,666,000	3,644,042
ING Groep NV
Fixed until 09/11/2033, 6.11% (C), 09/11/2034	2,901,000	3,004,062
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	4,395,000	4,974,073
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	9,813,000	9,821,595
Fixed until 01/23/2034, 5.34% (C), 01/23/2035	5,375,000	5,358,077
Fixed until 04/22/2034, 5.77% (C), 04/22/2035	1,764,000	1,807,858
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (C), 08/11/2033	2,645,000	2,553,868
Fixed until 01/05/2034, 5.68% (C), 01/05/2035	5,300,000	5,308,834
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (C), 03/13/2032	2,816,000	2,895,025
Fixed until 10/30/2028, 7.41% (C), 10/30/2029 (B)	2,104,000	2,258,435
Morgan Stanley
Fixed until 01/16/2029, 5.17% (C), 01/16/2030	10,269,000	10,303,324
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	7,560,000	7,461,484
Fixed until 01/18/2035, 5.59% (C), 01/18/2036	3,415,000	3,432,604
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (C), 01/22/2035	884,000	897,033
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	4,136,000	4,262,894
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	7,172,000	6,974,896
Fixed until 10/30/2028, 7.16% (C), 10/30/2029	1,845,000	1,972,843
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG
Fixed until 09/06/2044, 5.38% (C), 09/06/2045 (A)	$ 2,200,000	$ 2,103,692
Fixed until 11/13/2028 (D), 9.25% (A)(C)	4,128,000	4,501,454
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	5,250,000	5,363,904
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	4,842,000	4,860,975
Fixed until 07/25/2033, 5.56% (C), 07/25/2034	5,728,000	5,739,205
		168,492,137
Beverages - 0.4%
Constellation Brands, Inc.
3.15%, 08/01/2029	1,601,000	1,476,935
3.70%, 12/06/2026	918,000	901,553
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)(E)	6,397,000	6,044,560
		8,423,048
Biotechnology - 0.8%
Amgen, Inc.
2.80%, 08/15/2041	3,282,000	2,298,598
5.60%, 03/02/2043	2,544,000	2,491,974
CSL Finance PLC
4.63%, 04/27/2042 (A)	4,997,000	4,397,819
Gilead Sciences, Inc.
5.10%, 06/15/2035	4,544,000	4,469,074
Royalty Pharma PLC
2.20%, 09/02/2030	4,507,000	3,844,305
		17,501,770
Building Products - 0.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	825,430
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	3,034,000	2,940,679
CRH America, Inc.
3.88%, 05/18/2025 (A)	1,000,000	996,779
Holcim Finance U.S. LLC
4.75%, 09/22/2046 (A)	1,003,000	859,513
Owens Corning
4.30%, 07/15/2047	4,268,000	3,427,461
Vulcan Materials Co.
5.35%, 12/01/2034	3,499,000	3,479,619
		12,529,481
Chemicals - 0.4%
ASP Unifrax Holdings, Inc.
PIK Rate 1.50%, Cash Rate 5.85%, 09/30/2029 (A)(F)	510,089	335,383
Mosaic Co.
4.05%, 11/15/2027	1,647,000	1,614,385
Nutrien Ltd.
4.20%, 04/01/2029	4,322,000	4,201,015
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
OCP SA
6.75%, 05/02/2034 (A)	$ 2,141,000	$ 2,180,341
		8,331,124
Commercial Services & Supplies - 1.8%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,252,000	4,925,856
Ambipar Lux SARL
9.88%, 02/06/2031 (A)(E)	3,894,000	3,914,027
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	1,493,000	1,472,470
5.80%, 04/15/2034 (A)	2,064,000	2,068,908
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	5,191,000	5,424,307
Equifax, Inc.
5.10%, 12/15/2027	2,780,000	2,798,323
GXO Logistics, Inc.
2.65%, 07/15/2031	9,635,000	8,216,130
6.50%, 05/06/2034	2,527,000	2,580,704
Quanta Services, Inc.
2.90%, 10/01/2030	2,435,000	2,164,175
5.25%, 08/09/2034	1,975,000	1,925,604
Veralto Corp.
5.45%, 09/18/2033	3,029,000	3,043,578
Waste Management, Inc.
3.88%, 01/15/2029 (A)	2,908,000	2,808,594
		41,342,676
Communications Equipment - 1.1%
Axian Telecom
7.38%, 02/16/2027 (A)	682,000	671,950
CommScope LLC
4.75%, 09/01/2029 (A)	5,544,000	4,935,151
T-Mobile USA, Inc.
3.50%, 04/15/2031	3,366,000	3,063,977
3.88%, 04/15/2030	1,691,000	1,596,592
5.15%, 04/15/2034	5,307,000	5,223,013
Verizon Communications, Inc.
1.68%, 10/30/2030	4,148,000	3,451,049
1.75%, 01/20/2031	3,483,000	2,882,985
4.13%, 03/16/2027	2,543,000	2,516,487
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,197,252
		26,538,456
Construction & Engineering - 0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,460,392
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,171,955
6.75%, 06/01/2027	2,138,000	2,153,798
D.R. Horton, Inc.
5.00%, 10/15/2034	3,671,000	3,549,086
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	999,000	978,993
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	$ 1,357,764	$ 1,359,767
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	5,297,000	5,290,114
		17,964,105
Consumer Staples Distribution & Retail - 0.6%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	6,818,000	5,558,169
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,822,550
Lowe's Cos., Inc.
3.75%, 04/01/2032	5,651,000	5,175,262
		13,555,981
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,895,000	3,933,257
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (A)	2,309,000	2,352,779
Sonoco Products Co.
2.25%, 02/01/2027	2,584,000	2,451,692
WRKCo, Inc.
3.90%, 06/01/2028	3,804,000	3,679,496
		12,417,224
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (B)	1,915,000	1,966,358
Diversified REITs - 1.0%
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	2,809,000	2,629,575
Safehold GL Holdings LLC
6.10%, 04/01/2034	4,597,000	4,691,048
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,250,000	3,057,624
VICI Properties LP
4.95%, 02/15/2030	4,532,000	4,455,471
Weyerhaeuser Co.
4.00%, 04/15/2030	3,903,000	3,706,345
WP Carey, Inc.
5.38%, 06/30/2034	3,517,000	3,472,731
		22,012,794
Electric Utilities - 1.1%
Black Hills Corp.
3.15%, 01/15/2027	2,235,000	2,162,586
Calpine Corp.
3.75%, 03/01/2031 (A)	6,168,000	5,588,049
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,374,000	3,315,292
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,309,000	5,064,028
Duke Energy Corp.
5.00%, 12/08/2027	1,341,000	1,350,603
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,200,000	1,160,557
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	$ 598,000	$ 546,834
3.63%, 02/15/2031 (A)	854,000	752,378
6.00%, 02/01/2033 (A)	617,000	602,838
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,336,000	1,960,472
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	2,201,000	2,266,572
		24,770,209
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp.
5.25%, 04/05/2034	4,231,000	4,229,298
Arrow Electronics, Inc.
2.95%, 02/15/2032	4,576,000	3,882,121
5.88%, 04/10/2034	1,882,000	1,882,381
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,445,000	3,430,853
4.95%, 10/15/2034	1,889,000	1,811,766
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	2,676,000	2,478,181
Trimble, Inc.
6.10%, 03/15/2033	5,703,000	5,934,566
		23,649,166
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,070,000	2,014,103
Financial Services - 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	4,260,000	4,241,125
4.95%, 09/10/2034	2,248,000	2,145,028
American Express Co.
Fixed until 04/25/2029, 5.53% (C), 04/25/2030	4,161,000	4,242,776
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,288,000	2,224,206
3.50%, 11/01/2027 (A)	1,796,000	1,720,108
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (A)	5,531,000	5,555,866
5.75%, 11/15/2029 (A)	6,273,000	6,339,748
Capital One Financial Corp.
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	1,201,000	1,205,163
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (C), 05/19/2034	6,934,000	7,143,552
Citadel LP
6.00%, 01/23/2030 (A)	1,193,000	1,204,310
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,946,000	3,824,356
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	3,303,000	3,129,335
5.70%, 05/20/2027	2,138,000	2,167,690
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	$ 6,194,000	$ 6,017,471
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,721,575
		55,882,309
Food Products - 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	4,995,000	4,906,761
BAT Capital Corp.
6.00%, 02/20/2034	5,046,000	5,182,305
Bunge Ltd. Finance Corp.
4.65%, 09/17/2034	6,173,000	5,840,895
Cargill, Inc.
5.13%, 10/11/2032 (A)	1,824,000	1,816,798
J M Smucker Co.
6.50%, 11/15/2043	2,885,000	3,057,984
Kroger Co.
5.00%, 09/15/2034	3,559,000	3,448,082
Philip Morris International, Inc.
4.25%, 11/10/2044	4,525,000	3,717,781
4.90%, 11/01/2034	5,382,000	5,183,766
Viterra Finance BV
4.90%, 04/21/2027 (A)(E)	5,125,000	5,079,342
		38,233,714
Health Care Equipment & Supplies - 0.3%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	739,000	729,458
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	3,119,000	3,098,772
5.86%, 03/15/2030	2,049,000	2,123,959
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,384,632
5.25%, 10/01/2029 (A)	489,000	475,456
		7,812,277
Health Care Providers & Services - 1.7%
Centene Corp.
3.38%, 02/15/2030	4,746,000	4,254,250
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A)	1,839,000	1,653,267
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,645,762
Cigna Group
2.40%, 03/15/2030	3,140,000	2,762,028
5.25%, 02/15/2034	4,771,000	4,686,442
Elevance Health, Inc.
2.25%, 05/15/2030	2,528,000	2,205,623
HCA, Inc.
5.60%, 04/01/2034	1,066,000	1,055,811
6.00%, 04/01/2054	3,376,000	3,259,423
7.50%, 11/06/2033	2,935,000	3,254,468
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	$ 1,638,000	$ 1,598,231
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,020,000	1,838,433
4.80%, 10/01/2034	4,844,000	4,587,268
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,482,976
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,562,000	3,173,587
		38,457,569
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts LP
5.70%, 07/01/2034	2,050,000	2,031,363
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.
4.75%, 12/01/2027	849,000	835,908
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	999,000	949,959
Carnival Corp.
6.13%, 02/15/2033 (A)(G)	1,150,000	1,154,460
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,788,706
Hyatt Hotels Corp.
5.25%, 06/30/2029	3,362,000	3,372,904
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	699,000	702,078
7.25%, 11/15/2029 (A)	796,000	821,566
Marriott International, Inc.
2.75%, 10/15/2033	2,844,000	2,332,900
5.75%, 05/01/2025	348,000	348,478
MGM Resorts International
4.75%, 10/15/2028	2,761,000	2,680,018
6.13%, 09/15/2029	3,543,000	3,546,490
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	429,000	430,559
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	2,263,000	2,269,728
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	5,420,000	5,410,297
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,926,000	2,353,018
		30,997,069
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030	1,664,000	1,681,400
Insurance - 2.2%
Allstate Corp.
5.05%, 06/24/2029	6,964,000	6,999,745
5.25%, 03/30/2033	2,183,000	2,170,706
Aon North America, Inc.
5.75%, 03/01/2054	4,238,000	4,156,009
AXA SA
8.60%, 12/15/2030	5,828,000	6,806,786
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (C), 06/24/2046 (H)	$ 7,627,000	$ 7,632,148
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,154,000	8,014,389
Corebridge Financial, Inc.
5.75%, 01/15/2034	2,494,000	2,535,644
Lincoln Financial Global Funding
5.30%, 01/13/2030 (A)	2,642,000	2,663,499
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (A)	2,400,000	2,436,168
RGA Global Funding
5.05%, 12/06/2031 (A)	6,884,000	6,763,652
		50,178,746
Internet & Catalog Retail - 0.4%
Expedia Group, Inc.
2.95%, 03/15/2031	273,000	241,559
3.80%, 02/15/2028	2,098,000	2,034,454
Meta Platforms, Inc.
4.80%, 05/15/2030	4,170,000	4,203,887
Uber Technologies, Inc.
4.80%, 09/15/2034	1,987,000	1,903,225
		8,383,125
IT Services - 0.6%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	535,383
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	5,460,000	5,160,424
Gartner, Inc.
4.50%, 07/01/2028 (A)	2,782,000	2,717,103
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	5,374,000	5,234,444
NCR Voyix Corp.
5.00%, 10/01/2028 (A)(B)	695,000	669,885
5.13%, 04/15/2029 (A)	584,000	557,048
		14,874,287
Machinery - 0.6%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	6,568,000	5,936,083
5.75%, 01/15/2035	1,426,000	1,424,150
Ingersoll Rand, Inc.
5.45%, 06/15/2034	3,201,000	3,211,462
Regal Rexnord Corp.
6.40%, 04/15/2033	2,929,000	3,036,034
		13,607,729
Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	4,412,000	3,491,582
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	1,392,000	1,239,176
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Comcast Corp.
4.15%, 10/15/2028	$ 5,891,000	$ 5,767,221
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,849,764
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,483,285
5.50%, 05/15/2029 (A)	5,224,000	5,003,802
		19,834,830
Metals & Mining - 0.6%
ArcelorMittal SA
6.55%, 11/29/2027	5,106,000	5,302,785
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (A)	3,041,000	3,050,998
Glencore Funding LLC
2.63%, 09/23/2031 (A)	5,122,000	4,332,668
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	228,463
3.88%, 08/15/2031 (A)	236,000	206,769
		13,121,683
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	8,155,000	7,938,996
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,665,000	1,641,154
6.50%, 07/01/2030 (A)	3,184,000	3,214,710
		12,794,860
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029 (B)	922,000	818,232
2.25%, 03/15/2026	2,061,000	2,000,373
		2,818,605
Oil, Gas & Consumable Fuels - 4.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,293,000	4,729,508
Cheniere Energy Partners LP
4.00%, 03/01/2031	6,094,000	5,641,310
4.50%, 10/01/2029	3,260,000	3,161,763
Chevron USA, Inc.
3.25%, 10/15/2029	2,113,000	1,990,152
Diamondback Energy, Inc.
5.15%, 01/30/2030	5,317,000	5,327,993
Ecopetrol SA
7.75%, 02/01/2032	2,195,000	2,157,992
8.38%, 01/19/2036	2,500,000	2,422,469
Enbridge, Inc.
5.63%, 04/05/2034	5,810,000	5,820,749
Energy Transfer LP
6.00%, 06/15/2048	5,485,000	5,308,489
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	1,161,000	1,181,312
Expand Energy Corp.
5.38%, 03/15/2030	1,655,000	1,625,877
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
3.04%, 03/01/2026	$ 2,901,000	$ 2,858,862
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	4,187,000	4,195,138
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,920,000	1,909,359
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,934,000	1,973,268
Murphy Oil Corp.
6.00%, 10/01/2032	2,493,000	2,409,458
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	3,038,159
5.75%, 10/01/2025	950,000	951,744
6.00%, 06/01/2026	350,000	352,133
Occidental Petroleum Corp.
5.20%, 08/01/2029	3,534,000	3,515,925
5.55%, 03/15/2026	9,523,000	9,565,577
ONEOK, Inc.
6.10%, 11/15/2032	5,244,000	5,425,698
Ovintiv, Inc.
6.25%, 07/15/2033	3,592,000	3,679,174
Petroleos Mexicanos
6.50%, 01/23/2029 (B)	3,507,000	3,255,801
6.84%, 01/23/2030	2,838,000	2,573,840
6.88%, 10/16/2025 (B)	2,440,000	2,435,430
7.69%, 01/23/2050	1,593,000	1,194,377
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,038,000	1,900,649
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	3,133,000	3,172,281
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	3,081,000	2,809,555
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,963,000	5,539,199
Vital Energy, Inc.
7.75%, 07/31/2029 (A)(B)	2,937,000	2,948,898
Western Midstream Operating LP
6.15%, 04/01/2033	4,129,000	4,212,910
YPF SA
9.50%, 01/17/2031 (A)	1,063,000	1,127,781
		110,412,830
Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,550,258	1,419,178
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	4,812,000	4,776,206
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,228,313	1,204,921
		7,400,305
Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030	5,072,000	5,113,550
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.3%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	$ 970,000	$ 562,641
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	1,972,100
6.25%, 02/15/2029 (A)	520,000	321,584
7.00%, 01/15/2028 (A)	617,000	440,890
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (A)	1,959,000	1,890,406
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,731,000	1,670,263
Cardinal Health, Inc.
5.45%, 02/15/2034	2,660,000	2,654,794
CVS Health Corp.
5.25%, 01/30/2031	1,847,000	1,824,412
6.00%, 06/01/2044	3,355,000	3,216,947
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	4,579,000	4,607,816
Merck & Co., Inc.
5.00%, 05/17/2053	3,597,000	3,287,706
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	1,876,000	1,885,770
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	3,076,000	2,903,581
Viatris, Inc.
2.30%, 06/22/2027	2,533,000	2,380,664
		29,619,574
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	5,844,000	5,806,644
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032 (B)	3,946,000	3,676,734
Broadcom, Inc.
3.14%, 11/15/2035 (A)	6,258,000	5,078,308
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,685,000	4,648,153
KLA Corp.
4.65%, 07/15/2032	3,374,000	3,305,404
Microchip Technology, Inc.
5.05%, 03/15/2029	4,045,000	4,033,210
Micron Technology, Inc.
5.30%, 01/15/2031	5,248,000	5,243,678
QUALCOMM, Inc.
3.25%, 05/20/2050	1,702,000	1,160,112
		27,145,599
Software - 1.4%
AppLovin Corp.
5.50%, 12/01/2034	4,282,000	4,257,516
Cadence Design Systems, Inc.
4.70%, 09/10/2034	2,568,000	2,460,604
Ellucian Holdings, Inc.
6.50%, 12/01/2029 (A)	1,059,000	1,065,676
Fiserv, Inc.
5.45%, 03/02/2028	3,879,000	3,941,720
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Infor, Inc.
1.75%, 07/15/2025 (A)	$ 2,817,000	$ 2,775,465
Intuit, Inc.
5.50%, 09/15/2053	1,418,000	1,388,139
Oracle Corp.
3.65%, 03/25/2041	2,874,000	2,220,101
4.70%, 09/27/2034	4,072,000	3,840,288
6.90%, 11/09/2052	3,271,000	3,624,741
Roper Technologies, Inc.
4.90%, 10/15/2034	3,673,000	3,532,996
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	4,380,000	4,369,598
		33,476,844
Specialized REITs - 0.2%
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,152,000	5,064,201
Transportation Infrastructure - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,839,177	2,706,028
United Parcel Service, Inc.
5.15%, 05/22/2034 (B)	2,647,000	2,632,228
		5,338,256
Total Corporate Debt Securities (Cost $1,007,968,748)		989,254,999
U.S. GOVERNMENT OBLIGATIONS - 21.6%
U.S. Treasury - 21.4%
U.S. Treasury Bonds
1.25%, 05/15/2050	53,629,000	25,410,928
2.00%, 02/15/2050	16,866,000	9,797,433
2.25%, 05/15/2041 - 08/15/2046	41,069,000	28,469,020
2.38%, 02/15/2042	38,173,000	27,259,399
2.50%, 05/15/2046	9,450,000	6,449,625
2.75%, 08/15/2042 - 11/15/2047	49,414,000	36,077,521
2.88%, 11/15/2046 - 05/15/2049	16,776,000	12,000,039
3.00%, 08/15/2048	5,566,000	4,072,312
3.25%, 05/15/2042	2,636,000	2,148,237
3.50%, 02/15/2039	28,313,000	24,911,016
3.63%, 05/15/2053	5,009,000	4,067,856
3.88%, 02/15/2043	2,143,000	1,894,211
4.13%, 08/15/2044 - 08/15/2053	7,091,000	6,361,692
4.25%, 05/15/2039 - 08/15/2054	54,859,000	51,169,373
4.50%, 02/15/2044 - 11/15/2054	28,332,000	27,039,347
4.63%, 05/15/2044 - 05/15/2054	21,230,000	20,591,548
4.75%, 11/15/2043 - 11/15/2053	34,244,000	33,842,245
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	52,497,000	13,979,478
U.S. Treasury Notes
0.63%, 05/15/2030	8,278,000	6,819,649
1.25%, 08/15/2031	39,188,000	32,109,668
1.38%, 11/15/2031	10,570,000	8,668,226
1.63%, 05/15/2031	9,258,000	7,837,114
1.88%, 02/15/2032	1,063,400	897,659
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
2.75%, 08/15/2032	$ 8,876,500	$ 7,894,190
2.88%, 05/15/2032	7,840,000	7,060,900
3.38%, 05/15/2033	7,101,300	6,540,686
3.63%, 08/31/2029	2,654,000	2,573,654
3.75%, 12/31/2030 - 08/31/2031	18,276,000	17,590,993
3.88%, 09/30/2029	4,266,000	4,177,014
4.13%, 11/30/2031 - 11/15/2032	22,985,200	22,496,762
4.25%, 02/28/2031 - 11/15/2034	24,149,000	23,686,088
4.50%, 05/31/2029 - 11/15/2033	5,064,000	5,074,085
4.63%, 04/30/2029	2,971,000	3,001,406
		491,969,374
U.S. Treasury Inflation-Protected Securities - 0.2%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	5,878,289	5,357,572
		5,357,572
Total U.S. Government Obligations (Cost $554,013,722)		497,326,946
ASSET-BACKED SECURITIES - 12.5%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	443,450	444,196
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	1,665,374	1,530,892
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	997,409	883,212
ACM Auto Trust
Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	409,041	410,420
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class CR, 3-Month Term SOFR + 2.66%, 6.95% (C), 01/19/2035 (A)	2,700,000	2,700,000
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 6.64% (C), 04/20/2035 (A)	4,400,000	4,405,575
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	1,275,121	1,172,528
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	4,255,000	4,350,573
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	6,610,000	6,694,441
Battalion CLO XXI Ltd.
Series 2021-21A, Class A, 3-Month Term SOFR + 1.44%, 5.74% (C), 07/15/2034 (A)	3,680,000	3,691,036
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	$ 572,970	$ 532,768
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	2,548,302	2,570,880
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	11,514,400	10,993,976
CARS-DB5 LP
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,077,942	3,863,107
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	3,786,667	3,810,216
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5, 4.93% (C), 05/25/2032	3,489	2,965
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	4,727,000	4,567,964
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.69% (C), 10/15/2037 (A)	3,250,000	3,278,356
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	3,158,920
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	8,500,000	8,545,836
Series 2024-2, Class C, 4.67%, 05/17/2032	5,700,000	5,656,141
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 5.55% (C), 01/17/2033 (A)	3,500,000	3,505,320
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	14,450,000	14,532,411
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (A)	2,256,829	1,736,717
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	2,506,862	1,997,898
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	4,594,502	3,835,929
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	2,549,883	2,352,655
GSAA Home Equity Trust
Series 2006-1, Class A3, 1-Month Term SOFR + 0.77%, 5.09% (C), 01/25/2036	855,798	352,828
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	6,630,000	6,732,778
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,890,000	6,505,661
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2018-AA, Class C, 4.00%, 02/25/2032 (A)	$ 192,323	$ 191,332
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	1,764,298	1,783,291
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	919,321	925,873
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	558,401	562,973
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	2,765,998	2,789,518
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	8,437,195	8,398,827
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	5,390,430	5,391,728
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	1,702,355	1,717,485
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,955,897	1,971,566
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	2,180,463	2,202,001
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.75% (C), 10/20/2034 (A)	6,500,000	6,511,050
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 5.57% (C), 04/17/2034 (A)	4,500,000	4,507,893
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	158,105	156,420
JGWPT XXIII LLC
Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	904,063	875,591
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 5.39% (C), 01/18/2032 (A)	5,698,058	5,705,585
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	291,633	284,149
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	583,388	560,609
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	1,987,595	1,861,494
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	1,580,921	1,479,470
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	2,896,418	2,878,267
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	2,802,840	2,865,755
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	3,226,232	3,243,848
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	2,065,464	2,021,040
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	6,571,930	6,418,643
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (A)	479,008	475,502
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon 54 Ltd.
Series 2021-1A, Class A1, 3-Month Term SOFR + 1.38%, 5.68% (C), 07/15/2034 (A)	$ 2,750,000	$ 2,758,126
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class CRR, 3-Month Term SOFR + 1.75%, 0.00% (C), 01/20/2035 (A)(G)	7,250,000	7,252,719
OZLM XIX Ltd.
Series 2017-19A, Class A1RR, 3-Month Term SOFR + 1.35%, 5.65% (C), 01/15/2035 (A)	10,000,000	10,040,410
Pikes Peak CLO 4
Series 2019-4A, Class ARR, 3-Month Term SOFR + 1.21%, 5.51% (C), 07/15/2034 (A)	4,395,000	4,403,162
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	8,500,000	8,257,813
Santander Drive Auto Receivables Trust
Series 2021-1, Class D, 1.13%, 11/16/2026	634,027	632,298
Series 2021-2, Class D, 1.35%, 07/15/2027	2,410,856	2,390,973
Series 2023-5, Class A2, 6.31%, 07/15/2027	791,398	793,021
Series 2025-1, Class D, 5.43%, 03/17/2031	5,900,000	5,907,000
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	5,100,000	5,117,155
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	86,554	85,624
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	420,319	416,712
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	830,976	806,255
Series 2021-1A, Class D, 3.17%, 11/20/2037 (A)	575,938	558,740
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	2,209,865	2,201,996
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	1,432,344	1,449,569
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	3,089,933	3,142,451
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	1,292,187	1,294,988
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	2,769,330	2,770,571
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	4,381,293	4,335,954
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	5,446,548	5,414,390
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR, 3-Month Term SOFR + 1.24%, 5.54% (C), 07/25/2030 (A)	476,367	476,797
	Principal	Value
ASSET-BACKED SECURITIES (continued)
STORE Master Funding I LLC
Series 2015-1A, Class A2, 4.17%, 04/20/2045 (A)	$ 1,022,594	$ 1,019,948
Sunnova Helios V Issuer LLC
Series 2021-A, Class A, 1.80%, 02/20/2048 (A)	2,079,613	1,525,560
Symphony CLO XVIII Ltd.
Series 2016-18A, Class A1R3, 3-Month Term SOFR + 1.10%, 5.39% (C), 07/23/2033 (A)	4,663,355	4,669,417
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (A)	5,085,000	4,978,577
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R, 3-Month Term SOFR + 1.42%, 5.71% (C), 07/30/2032 (A)	5,976,053	5,990,055
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.65% (C), 04/15/2034 (A)	3,000,000	3,004,137
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 5.43% (C), 10/20/2034 (A)	5,400,000	5,409,720
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	201,319	201,417
Welk Resorts LLC
Series 2019-AA, Class A, 2.80%, 06/15/2038 (A)	285,504	275,714
Wellfleet CLO Ltd.
Series 2019-1A, Class BR, 3-Month Term SOFR + 2.61%, 6.90% (C), 07/20/2032 (A)	5,000,000	5,005,895
Westlake Automobile Receivables Trust
Series 2022-3A, Class B, 5.99%, 12/15/2027 (A)	3,525,000	3,531,846
Total Asset-Backed Securities (Cost $289,895,959)		286,715,119
MORTGAGE-BACKED SECURITIES - 11.0%
20 Times Square Trust
Series 2018-20TS, Class C, 3.10% (C), 05/15/2035 (A)	2,550,000	2,161,125
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 6.72% (C), 09/15/2034 (A)	4,630,000	4,447,532
Alternative Loan Trust
Series 2005-14, Class 4A1, 1-Month Term SOFR + 0.55%, 4.87% (C), 05/25/2035	463,122	424,438
Series 2006-OC1, Class 2A3A, 1-Month Term SOFR + 0.75%, 5.07% (C), 03/25/2036	724,308	683,817
American Home Mortgage Assets Trust
Series 2007-2, Class A1, 1-Month Term SOFR + 0.24%, 4.55% (C), 03/25/2047	221,070	193,670
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (C), 01/25/2070 (A)	$ 7,525,000	$ 7,536,732
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM, 3.47%, 11/05/2032 (A)	5,000,000	4,425,000
Series 2019-BPR, Class CNM, 3.72% (C), 11/05/2032 (A)	3,970,000	3,275,250
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.63% (C), 03/15/2037 (A)	7,065,000	6,358,500
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.94% (C), 03/15/2037 (A)	850,000	693,160
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (C), 02/25/2064 (A)	8,242,053	8,305,806
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (A)	1,161,774	1,168,911
Series 2024-NQM7, Class A1, 5.55% (C), 10/27/2064 (A)	3,146,009	3,140,745
Series 2025-NQM1, Class A1, 5.60% (C), 12/25/2064 (A)	6,796,000	6,807,682
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 6.35% (C), 11/15/2034 (A)	1,825,000	694,404
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, 1-Month Term SOFR + 0.38%, 4.70% (C), 04/25/2035	67,602	63,487
Series 2006-3, Class 3A1, 1-Month Term SOFR + 0.61%, 4.93% (C), 02/25/2036	1,245,361	1,091,311
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (A)	4,267,269	3,768,469
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (C), 01/25/2035 (A)	27,627	26,496
Series 2015-PS1, Class A1, 3.75% (C), 09/25/2042 (A)	170,389	160,822
COLT Mortgage Loan Trust
Series 2024-1, Class A1, 5.84% (C), 02/25/2069 (A)	5,316,074	5,327,797
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (A)	3,097,030	3,113,573
Series 2024-3, Class A1, 6.39% (C), 06/25/2069 (A)	9,843,491	9,932,246
Series 2024-4, Class A1, 5.95% (C), 07/25/2069 (A)	5,524,723	5,550,454
Series 2024-5, Class A1, 5.12% (C), 08/25/2069 (A)	11,645,724	11,528,082
CORE Mortgage Trust
Series 2019-CORE, Class C, 1-Month Term SOFR + 1.35%, 5.65% (C), 12/15/2031 (A)	2,295,200	2,189,307
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (C), 01/25/2060 (A)	$ 10,005,171	$ 8,872,259
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (A)	4,795,898	3,991,494
Series 2021-RPL3, Class A1, 2.00% (C), 01/25/2060 (A)	2,937,716	2,557,654
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (A)	3,172,948	2,828,630
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (C), 01/25/2059 (A)	2,249,380	2,257,442
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1, 1-Month Term SOFR + 0.24%, 4.55% (C), 05/25/2037	139,371	62,406
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (A)	5,710,000	5,764,645
ILPT Trust
Series 2019-SURF, Class C, 4.29% (C), 02/11/2041 (A)	1,930,000	1,824,392
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.45% (C), 08/25/2037	509,976	356,097
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class CFX, 3.27%, 01/16/2037 (A)	2,675,000	1,826,575
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1, 5.23% (C), 03/25/2036	659,123	398,961
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (C), 04/25/2055 (A)	1,721,130	1,625,331
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (A)	260,661	255,850
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (C), 07/25/2060 (A)	2,733,009	2,451,655
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (C), 10/25/2069 (A)	2,828,155	2,732,924
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (A)	236,264	224,170
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (A)	1,184,429	1,127,608
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (A)	4,036,729	3,857,830
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (A)	389,730	371,924
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (A)	246,400	239,134
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (A)	2,135,368	2,050,306
Series 2019-2A, Class A1, 4.25% (C), 12/25/2057 (A)	1,003,447	964,564
Series 2019-3A, Class A1A, 3.75% (C), 11/25/2058 (A)	2,948,004	2,780,778
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (A)	$ 3,415,899	$ 3,190,469
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (A)	3,862,631	3,590,367
Series 2019-6A, Class A1B, 3.50% (C), 09/25/2059 (A)	2,766,975	2,579,021
Series 2019-RPL2, Class A1, 3.25% (C), 02/25/2059 (A)	2,882,106	2,773,406
Series 2020-1A, Class A1B, 3.50% (C), 10/25/2059 (A)	3,654,612	3,391,095
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (A)	8,031,714	8,062,681
Series 2024-NQM14, Class A1, 4.94% (C), 09/25/2064 (A)	6,012,565	5,936,580
Series 2024-NQM3, Class A1, 6.13% (C), 12/25/2063 (A)	7,743,128	7,787,937
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (A)	1,424,119	1,431,261
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (A)	1,747,628	1,754,741
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (A)	3,521,987	3,554,198
Series 2024-NQM8, Class A1, 6.23% (C), 05/25/2064 (A)	5,325,920	5,364,278
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (A)	5,072,000	5,071,739
RALI Trust
Series 2006-QO1, Class 3A1, 1-Month Term SOFR + 0.65%, 4.97% (C), 02/25/2046	2,139,693	861,180
Series 2007-QH5, Class AI1, 1-Month Term SOFR + 0.53%, 4.85% (C), 06/25/2037	93,009	57,207
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	1,217,831	1,152,911
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (C), 07/25/2057 (A)	19,136	19,042
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (A)	1,080,568	1,048,680
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (A)	4,719,780	4,609,693
Series 2018-2, Class A1, 3.25% (C), 03/25/2058 (A)	712,650	700,426
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (A)	2,621,188	2,438,238
Series 2018-5, Class A1A, 3.25% (C), 07/25/2058 (A)	490,086	482,112
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (A)	5,194,666	4,980,324
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (A)	1,758,523	1,670,164
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	8,493,711	7,615,581
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (A)	3,428,505	3,215,648
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	6,679,464	6,341,893
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
VEGAS Trust
5.52%, 11/10/2039 (A)	$ 11,400,000	$ 11,466,176
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (C), 09/25/2069 (A)	9,941,845	9,854,743
Total Mortgage-Backed Securities (Cost $264,297,499)		253,493,236
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.5%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	20,237,622	20,019,817
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 07/25/2027	5,857,000	5,670,330
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	281,315	39,030
Federal National Mortgage Association
4.50%, 08/01/2052	6,637,029	6,257,077
5.00%, 03/01/2053 - 02/01/2054	30,654,252	29,663,895
5.50%, 03/01/2053	7,165,935	7,107,867
6.00%, 06/01/2054	9,907,019	10,005,188
Tennessee Valley Authority
4.38%, 08/01/2034	3,882,000	3,767,411
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2055 (G)	65,286,000	50,791,558
2.50%, 02/01/2055 (G)	31,316,000	25,500,587
5.50%, 02/01/2055 (G)	61,178,000	60,388,182
Total U.S. Government Agency Obligations (Cost $219,483,184)		219,210,942
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	1,792,000	1,429,525
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	5,813,000	5,653,142
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	704,582
6.60%, 06/01/2036 (A)	5,006,000	4,981,635
		5,686,217
Ecuador - 0.0% (I)
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	119,808	75,951
5.00% (J), 07/31/2040 (A)	435,840	256,221
5.50% (J), 07/31/2035 (A)	740,626	484,984
		817,156
Serbia - 0.2%
Serbia International Bonds
6.00%, 06/12/2034 (A)	3,592,000	3,577,329
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	$ 3,049,000	$ 2,531,920
Total Foreign Government Obligations (Cost $20,479,884)		19,695,289
LOAN ASSIGNMENTS - 0.2%
Commercial Services & Supplies - 0.1%
Spin Holdco, Inc. Term Loan, 3-Month Term SOFR + 4.00%, 8.71% (C), 03/04/2028	2,913,438	2,424,831
Software - 0.1%
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.66% (C), 05/15/2028	926,557	954,354
Total Loan Assignments (Cost $3,799,714)		3,379,185
COMMERCIAL PAPER - 1.6%
Banks - 1.0%
BNP Paribas SA
5.09% (K), 02/04/2025	500,000	499,761
DBS Bank Ltd.
5.05% (K), 02/10/2025 (A)	8,300,000	8,290,037
HSBC USA, Inc.
5.49% (K), 02/07/2025 (A)	1,200,000	1,198,983
Lloyds Bank PLC
4.51% (K), 03/05/2025	1,400,000	1,394,426
Svenska Handelsbanken AB
4.94% (K), 03/03/2025 (A)	11,000,000	10,958,564
		22,341,771
Financial Services - 0.6%
Anglesea Funding LLC
4.56% (K), 07/18/2025 (A)	5,956,000	5,834,759
CRC Funding LLC
4.68% (K), 05/16/2025 (A)	8,700,000	8,588,604
Endeavour Funding Co. LLC
4.58% (K), 07/07/2025 (A)	731,000	717,037
		15,140,400
Total Commercial Paper (Cost $37,477,679)		37,482,171
	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.4%
U.S. Treasury Bills
4.29% (K), 03/20/2025	$ 21,834,300	$ 21,718,988
4.31% (K), 04/17/2025	11,133,000	11,038,522
4.33% (K), 03/20/2025	9,823,000	9,771,122
4.34% (K), 03/20/2025	10,974,700	10,916,740
4.36% (K), 03/13/2025	2,915,000	2,901,931
4.50% (K), 02/27/2025	33,249,000	33,154,961
4.55% (K), 02/06/2025	12,017,000	12,012,744
Total Short-Term U.S. Government Obligations (Cost $101,487,130)		101,515,008

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.33% (K)	11,043,525	11,043,525
Total Other Investment Company (Cost $11,043,525)		11,043,525

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 1.80% (K), dated 01/31/2025, to be repurchased at $16,445,792 on 02/03/2025. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2026, and with a value of $16,772,352.	$ 16,443,326	16,443,326
Total Repurchase Agreement (Cost $16,443,326)		16,443,326
Total Investments (Cost $2,526,390,370)		2,435,559,746
Net Other Assets (Liabilities) - (5.9)%		(136,537,379)
Net Assets - 100.0%		$ 2,299,022,367
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (L)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$989,254,999	$—	$989,254,999
U.S. Government Obligations	—	497,326,946	—	497,326,946
Asset-Backed Securities	—	286,715,119	—	286,715,119
Mortgage-Backed Securities	—	253,493,236	—	253,493,236
U.S. Government Agency Obligations	—	219,210,942	—	219,210,942
Foreign Government Obligations	—	19,695,289	—	19,695,289
Loan Assignments	—	3,379,185	—	3,379,185
Commercial Paper	—	37,482,171	—	37,482,171
Short-Term U.S. Government Obligations	—	101,515,008	—	101,515,008
Other Investment Company	11,043,525	—	—	11,043,525
Repurchase Agreement	—	16,443,326	—	16,443,326
Total Investments	$11,043,525	$2,424,516,221	$—	$2,435,559,746
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $873,903,640, representing 38.0% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $12,456,376, collateralized by cash collateral of $11,043,525 and non-cash collateral, such as U.S. government securities of $1,676,650. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Restricted security. At January 31, 2025, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Ambipar Lux SARL 9.88%, 02/06/2031	01/30/2024 - 1/31/2024	$3,884,386	$3,914,027	0.2%
Corporate Debt Securities	Primo Water Holdings, Inc. 4.38%, 04/30/2029	04/21/2021 - 03/27/2024	6,177,942	6,044,560	0.3
Corporate Debt Securities	Viterra Finance BV 4.90%, 04/21/2027	08/10/2022 - 01/29/2024	4,920,044	5,079,342	0.2
			$14,982,372	$15,037,929	0.7%

(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2025.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2025, the total value of the Regulation S securities is $7,632,148, representing
0.3% of the Fund's net assets.

(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2025; the maturity date disclosed is the ultimate maturity date.
(K)	Rate disclosed reflects the yield at January 31, 2025.
(L)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds